Shareholder Report, Holdings (Details) - C000265968 [Member]	Jul. 31, 2026
Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Micron Technology, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Tesla, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Advanced Micro Devices, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Applied Materials, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Lam Research Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Procter & Gamble Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.10%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Real Estate [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%